Vessels, net (Tables)	6 Months Ended
Jun. 30, 2023
Vessels, net [Abstract]
Vessels, net
The amounts of Vessels, net, in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2022	$254,296	$(17,689)	$236,607
- Vessels’ improvements transferred from other non-current assets	450	-	450
- Vessels’ improvements	510	-	510
- Depreciation	-	(7,133)	(7,133)
Balance, June 30, 2023	$255,256	$(24,822)	$230,434